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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY            May 15, 2012
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          25
Form 13F Information Table Value Total:  $9,784,649
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   -----------------------
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

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                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR THE QUARTER ENDED MARCH 31, 2012


                                                                                                            VOTING AUTHORITY
                                              VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   -------------------------------
NAME OF ISSUER  TITLE OF CLASS     CUSIP    (X$1000S)    PRN AMT       PRN CALL DISCRETION MANAGERS     SOLE          SHARED   NONE
--------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- -----------    ----------- ----
BANKUNITED,
 INC.                 COM       06652K 10 3 $  343,028   13,721,131    SH           SOLE             13,721,131
BEAZER HOMES                                                                      SHARED-
 USA INC              COM       07556Q 10 5 $    4,967    1,528,300    SH          OTHER      1                      1,528,300
BIOSCRIP, INC.        COM       09069N 10 8 $    2,148      316,327    SH           SOLE                316,327
BRANDYWINE RLTY
 TR              SH BEN INT NEW 105368 20 3 $   81,636    7,111,112    SH           SOLE              7,111,112
BOOZ ALLEN
 HAMILTON HLDG
 COR                  CL A      099502 10 6 $    4,372      256,750    SH           SOLE               256,750
CAESARS ENTMT                                                                     SHARED-
 CORP                 COM       127686 10 3 $    2,969      201,418    SH           OTHER     1                        201,418
CROSSTEX ENERGY                                                                   SHARED-
 LP                   COM       22765U 10 2 $   17,138    1,002,800    SH          OTHER      1                      1,002,800
CUMULUS MEDIA
 INC.                 CL A      231082 10 8 $   11,570    3,315,238(a) SH           SOLE              3,315,238
EV ENERGY                                                                         SHARED-
 PARTNERS LP       COM UNITS    26926V 10 7 $      118      169,979    SH           OTHER     1                         169,979
FREESCALE
 SEMICONDUCTOR
 HLDG               SHS OLD     G3727Q 10 1 $3,018,547  196,136,895(b) SH          SHARED-
                                                                                   OTHER                            196,136,895
FELCOR LODGING                                                                     SHARED-
 TR INC               COM       31430F 10 1 $   11,220    3,116,578    SH          OTHER      1                       3,116,578
GENERAL GROWTH
 PPTYS INC NEW        COM       370023 10 3 $  860,194   50,629,431(c) SH           SOLE             50,629,431
HOWARD HUGHES
 CORPORATION          COM       44267D 10 7 $   25,597      400,764(d) SH           SOLE                400,764
ISTAR FINL                                                                         SHARED-
 INC                  COM       45031U 10 1 $   11,318    1,561,050    SH          OTHER     1                        1,561,050
KOSMOS ENERGY
 LTD                  SHS       G5315B 10 7 $1,673,310  126,310,180(e) SH           SOLE            126,310,180
LORAL SPACE &                                                                     SHARED-
 COMMUNICATNS I       COM       543881 10 6 $   24,873      312,469    SH          OTHER      1                        312,469
                                                                                  SHARED-
MBIA INC              COM       55262C 10 0 $   11,585    1,182,135    SH          OTHER      1                      1,182,135
NIELSEN
 HOLDINGS N.V.        COM       N63218 10 6 $1,531,266   50,805,123(f) SH           SOLE             50,805,123
ORBITZ
 WORLDWIDE
 INC                  COM       68557K 10 9 $  167,892   55,046,598(g) SH           SOLE             55,046,598
ROUSE PPTYS INC       COM       779287 10 1 $   25,539    1,886,189(h) SH           SOLE              1,886,189
SARATOGA RES                                                                       SHARED-
 INC TEX            COM NEW     803521 10 3 $   29,000    4,000,000    SH          OTHER      1                      4,000,000

                                                                                                            VOTING AUTHORITY
                                              VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   -------------------------------
NAME OF ISSUER  TITLE OF CLASS     CUSIP    (X$1000S)    PRN AMT       PRN CALL DISCRETION MANAGERS     SOLE          SHARED   NONE
--------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- -----------    ----------- ----
SPDR S&P 500                                                                      SHARED-
 ETF TR            TR UNIT      78462F 10 3 $    1,408       10,000(i) SH   Put    OTHER         1                       10,000
TEAM HEALTH
 HOLDINGS, INC        COM       87817A 10 7 $  730,015   35,506,563    SH           SOLE             35,506,563
TRW AUTOMOTIVE
 HLDGS CORP           COM       87264S 10 6 $  905,237   19,488,416    SH           SOLE             19,488,416
VANGUARD HEALTH
 SYS INC              COM       922036 20 7 $  289,702    29,381,564   SH           SOLE             29,381,564

(a) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(b) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares of Freescale Holdings G.P., Ltd.

(c) Includes 2,527,013 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(d) Includes 20,004 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(e) Includes 2,591,243 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(f) Represents the proportionate interest in 270,746,445 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,834,613 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(g) The Blackstone Group L.P. does not have voting authority over these shares. Such voting authority is instead held by Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) Includes 94,143 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(i) Includes two series of SPDR S&P 500 ETF TR put options.